CONCERT INVESTMENT SERIES
GREENWICH STREET SERIES FUND
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY APPRECIATION FUND INC.
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
SMITH BARNEY EQUITY FUNDS
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY FUNDS, INC.
SMITH BARNEY INCOME FUNDS
SMITH BARNEY BALANCED FUND
SMITH BARNEY CONVERTIBLE FUND
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
SMITH BARNEY EXCHANGE RESERVE FUND
SMITH BARNEY HIGH INCOME FUND
SMITH BARNEY MUNICIPAL HIGH INCOME FUND
SMITH BARNEY PREMIUM TOTAL RETURN FUND
SMITH BARNEY TOTAL RETURN BOND FUND
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
SMITH BARNEY INVESTMENT FUNDS INC.
CONCERT PEACHTREE GROWTH FUND
SMITH BARNEY CONTRARIAN FUND
SMITH BARNEY GOVERNMENT SECURITIES FUND
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
SMITH BARNEY INVESTMENT GRADE BOND FUND
SMITH BARNEY SPECIAL EQUITIES FUND
SMITH BARNEY SMALL CAP VALUE FUND
SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
SMITH BARNEY MONEY FUNDS, INC.
SMITH BARNEY MUNI FUNDS
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
SMITH BARNEY NATURAL RESOURCES FUND INC.
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
SMITH BARNEY OREGON MUNICIPALS FUND
SMITH BARNEY PRINCIPAL RETURN FUND
SMITH BARNEY SMALL CAP BLEND FUND, INC.
SMITH BARNEY TELECOMMUNICATIONS TRUST
SMITH BARNEY VARIABLE ACCOUNT FUNDS
SMITH BARNEY WORLD FUNDS, INC.
TRAVELERS SERIES FUND INC.

SUPPLEMENT DATED JUNE 7, 1999 TO STATEMENTS OF ADDITIONAL INFORMATION*


The following information supplements the information contained each Statement of Additional Information.


OTHER INFORMATION



In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.


	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


- ------------
*Statements of Additional Information dated:


CONCERT INVESTMENT SERIES				February 28, 1999
GREENWICH STREET SERIES FUND				April 30, 1999
SMITH BARNEY ADJUSTABLE RATE
GOVERNMENT INCOME FUND     				September 25, 1998
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.        November 30, 1998
SMITH BARNEY APPRECIATION FUND INC.             April 30, 1999
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.        September 28, 1998
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.    	June 26, 1998
SMITH BARNEY CONCERT ALLOCATION SERIES INC.     	June 1, 1999
SMITH BARNEY EQUITY FUNDS                        May 31, 1999
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.                	January 28, 1999
SMITH BARNEY FUNDS, INC.                        April 30, 1999, as amended
                                        								May 11, 1999
SMITH BARNEY INCOME FUNDS
SMITH BARNEY BALANCED FUND 			November 27, 1998
SMITH BARNEY CONVERTIBLE FUND			November 27, 1998
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND November 27, 1998
SMITH BARNEY EXCHANGE RESERVE FUND		November 27, 1998
SMITH BARNEY HIGH INCOME FUND			November 27, 1998
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 27, 1998
SMITH BARNEY PREMIUM TOTAL RETURN FUND	April 30, 1999
SMITH BARNEY TOTAL RETURN BOND FUND		November 27, 1998
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.  September 28, 1998
SMITH BARNEY INVESTMENT FUNDS INC.
CONCERT PEACHTREE GROWTH FUND			April 30, 1999
SMITH BARNEY CONTRARIAN FUND			April 30, 1999
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 30, 1999
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND August 28, 1998
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 1998
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 30, 1999
SMITH BARNEY SPECIAL EQUITIES FUND			April 30, 1999
SMITH BARNEY SMALL CAP VALUE FUND		December 28, 1998
SMITH BARNEY INVESTMENT TRUST				March 30, 1999
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.     	November 27, 1998
SMITH BARNEY MANAGED MUNICIPALS FUND INC.               	June 26, 1998
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND      	March 30, 1999
SMITH BARNEY MONEY FUNDS, INC.                          		April 30,
1999
SMITH BARNEY MUNI FUNDS                         July 29, 1998
SMITH BARNEY MUNCIPAL MONEY MARKET FUND, INC.   	July 29, 1998
SMITH BARNEY NATURAL RESOURCES FUND INC.		February 26, 1999
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.   	July 29, 1998
SMITH BARNEY OREGON MUNICIPALS FUND                     	August 28, 1998
SMITH BARNEY PRINCIPAL RETURN FUND                   March 30, 1999
SMITH BARNEY SMALL CAP BLEND FUND, INC.   		April 30, 1999
SMITH BARNEY TELECOMMUNICATIONS TRUST           		April 30, 1999
SMITH BARNEY VARIABLE ACCOUNT FUNDS                     	April 30, 1999
SMITH BARNEY WORLD FUNDS, INC.				February 28, 1999
TRAVELERS SERIES FUND INC.					February 28, 1999


FD 01662
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